Income tax (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax
Tax rate	25.00%	25.00%	25.00%
Foreign withholding tax rate	10.00%
Reduction as a result of expiry of net tax losses carried forward	¥ (2,800)
Hong Kong
Income tax
Tax rate	16.50%
Assessable profits to determine tax rate	¥ 2,000
Hong Kong | First HK$2,000 of assessable profits earned
Income tax
Tax rate	8.25%
Hong Kong | After first HK$2,000 of assessable profits earned
Income tax
Tax rate	16.50%
PRC
Income tax
Tax rate	25.00%
Foreign withholding tax rate	10.00%